Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(6) Fair Value of Financial Instruments

Fair value of the Partnership’s financial instruments approximated carrying value at December 31, 2015.

The Partnership follows authoritative guidance related to fair value measurement and disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement using market participant assumptions at the measurement date. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1: Quoted prices in active markets for identical assets

•
Level 2: Significant other observable inputs – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, either directly or indirectly, for substantially the full term of the financial instrument

•	Level 3: Significant unobservable inputs

The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and the consideration of factors specific to the asset or liability. The Partnership’s policy is to recognize transfers in or out of a fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer. The Partnership has consistently applied the valuation techniques discussed above for all periods presented. During the 12 months ended December 31, 2015, there were no transfers in or out of Level 1, Level 2, or Level 3 Assets and liabilities measured on a recurring basis.

The Partnership’s financial instruments exposed to concentrations of credit risk primarily consist of cash and cash equivalents and accounts receivable. The carrying values for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflect these items’ cost, which approximates fair value based on the timing of the anticipated cash flows and current market conditions. See Note 4 – “Note Payable” for the fair value discussion on the debt.

Items required to be measured at fair value on a recurring basis by the Partnership include contingent consideration. Within the valuation hierarchy, the Partnership measures the fair value of contingent consideration using Level 3 inputs. As of December 31, 2015, the fair value of contingent consideration was $4,743,752. The following table presents the contingent consideration required to be measured at fair value on a recurring basis as of December 31, 2015.

	December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets:
	$-	$-	$-	$-
Liabilities:
Contingent consideration	$-	$-	$4,743,752	$4,743,752

The contingent consideration as discussed in Note 3 – “Oil and Gas Investments” is a liability that is measured at fair value on a recurring basis for which there is no available quoted market price. The inputs for this instrument are significant and unobservable and therefore classified as Level 3 inputs. Management calculated the fair value of the contingent consideration (absent the $5.0 million option) as of the close date to be $12.5 million. As this is substantially greater than the $5.0 million option, a market participant would likely view the $5.0 million option as highly probable of being exercised and, therefore, value the contingent consideration at $5.0 million, discounted to the expected exercise date. The calculation of this liability is based upon a $5.0 million payment to be made to Kaiser-Whiting between June 15, 2016 and June 30, 2016 and a discount rate that is reflective of the Partnership’s market adjusted borrowing rate of 11.15%.

The contingent consideration would increase with a reduction in the discount rate and decrease with an increase in the discount rate. Adjustments to the fair value of the contingent consideration are recorded in the statements of operations.